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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: July 1, 2015 – August 19, 2015 (Liquidation Date)

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Stone Toro Market Neutral
Proxy Voting History
July 1, 2015 -August 19, 2015

Issuing Company	Ticker Symbol	CUSIP	Shareholder Meeting Date	Proposals	Issuer Proposal	Shareholder Proposal	Board Recommendation	Advisor Vote	Date Voted
MICREL INC	MCRL	594793101	8/3/2015
TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF MAY 7, 2015, AS IT MAY BE AMENDED FROM TIME TO TIME (THE "MERGER AGREEMENT"), BY AND AMONG MICROCHIP TECHNOLOGY INCORPORATED, MAMBO ACQUISITION CORP., MAMBO ACQUISITION LLC AND MICREL, INCORPORATED.
					x		For	For	7/13/2015

TO ADJOURN THE MICREL SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE PROPOSAL TO ADOPT THE MERGER AGREEMENT IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF SUCH ADJOURNMENT TO APPROVE SUCH PROPOSAL.
					x		For	For

TO APPROVE, ON AN ADVISORY (NONBINDING) BASIS, THE COMPENSATION THAT MAY BE PAID OR BECOME PAYABLE TO MICREL'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER, AND THE AGREEMENTS AND UNDERSTANDINGS PURSUANT TO WHICH SUCH COMPENSATION MAY BE PAID OR BECOME PAYABLE.
					x		For	For
MANNING & NAPIER PRO BLEND EXTD TERM SERIES	MNBAX	563821768	8/18/2015
PROPOSED THAT STEPHEN B. ASHLEY, PAUL A. BROOKE, PETER L. FABER, JAMES E. MIKOLAICHIK, HARRIS H. RUSITZKY AND CHESTER N. WATSON (EACH, A “NOMINEE” AND COLLECTIVELY, THE “NOMINEES”) BE ELECTED AT THE MEETING TO SERVE AS DIRECTORS OF THE FUND.
					x		For	For	8/18/2015

Stone Toro Long Short Fund
Proxy Voting History
July 1, 2015 -August 19, 2015

Issuing Company	Ticker Symbol	CUSIP	Shareholder Meeting Date	Proposals	Issuer Proposal	Shareholder Proposal	Board Recommendation	Advisor Vote	Date Voted
NO VOTING TOOK PLACE IN THIS PERIOD

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President
Date	August 27, 2015

* Print the name and title of each signing officer under his or her signature.